ASSETS AND LIABILITIES HELD FOR SALE	12 Months Ended
Dec. 31, 2023
ASSETS AND LIABILITIES HELD FOR SALE
ASSETS AND LIABILITIES HELD FOR SALE

9. ASSETS AND LIABILITIES HELD FOR SALE

In the fourth quarter of 2023, the Group committed to a plan to sell certain lease-and-owned hotels (the “disposal group”) included in legacy DH. In February 2024, the Group entered into a Share and Asset Purchase and Transfer Agreement with an unaffiliated third party, and the transaction is expected to be closed in mid-2024, subject to certain customary closing conditions. As of December 31, 2023, the related assets and liabilities were classified as held for sale on the Group’s consolidated balance sheet. As the estimated fair value of the disposal group exceeded its carrying value, no impairment loss was recognized for the year ended December 31, 2023.

The total assets and liabilities of the disposal group that were classified as held for sale on the Group’s consolidated balance sheet as of December 31, 2023, were as follows:

As of December 31,
2023
Assets held for sale:
Cash and cash equivalents	17
Property and equipment, net	102
Operating lease right-of-use assets	1,834
Finance lease right-of-use assets	295
Other assets	65
Total	2,313

Liabilities held for sale:
Accrued expenses and other current liabilities	102
Operating lease liabilities, current	76
Operating lease liabilities, non-current	1,936
Finance lease liabilities	324
Other liabilities	98
Total	2,536